Intangible Asset, Net (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)
Intangible Asset, Net (Details) [Line Items]
Term intangible assets	10 years
Impairment loss	$ 1,100,000
Cash consideration	2,751,309	$ 14,396,032
Amortization expense	$ 915,155	$ 249,743	$ 215,003
Shenzhen HipHopJust Information Technology Co., Ltd [Member]
Intangible Asset, Net (Details) [Line Items]
Cash consideration				$ 154,909	¥ 1,000,000